Consolidated Statement of Operations (Unaudited) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Mar. 31, 2013	Mar. 31, 2012
Revenues
Third party						$ 172,000
Related party		6,110		6,110	8,855	225,000
Total revenue		6,110		6,110	8,855	397,000
Operating Costs and Expenses
Wages and benefits	4,000	188,041	49,578	226,051	248,069	273,571
Audit and accounting	15,166	10,000	30,057	30,400	55,122	59,125
Legal fee	10,647	11,712	18,580	16,089	16,839	150,539
Other general and administrative	129,331	14,010	151,184	24,621	122,116	161,412
Total operating expenses	159,144	223,763	249,399	297,161	442,146	644,647
Loss from operations	(159,144)	(217,653)	(249,399)	(291,051)	(433,291)	(247,647)
Other income (expense)
Loss on extinguishment of debt						(8,189)
Gain (loss) from derivative liabilities	2,657,680	101,103	1,458,309	359,120	193,155	59,798
Interest expense	(65,894)	(48,870)	(118,940)	(56,081)	(152,633)	(20,746)
Net income (loss)	$ 2,432,642	$ (165,420)	$ 1,089,970	$ 11,988	$ (392,769)	$ (216,784)
Net income (loss) per share
Basic
Diluted
Weighted average common shares outstanding:
Basic	2,983,874,470	554,580,476	2,432,964,594	548,682,192	819,739,016	430,329,627
Diluted	20,636,700,651	554,480,476	20,047,457,442	3,109,069,384	819,739,016	430,329,627